Income Taxes	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income Taxes

10. Income Taxes

Income tax expense is recognized based on the income tax rates in the following main tax jurisdictions where the Group operates for the years ended December 31, 2019, 2020 and 2021.

a) Cayman Islands

The Company is incorporated in the Cayman Islands as an exempted company with limited liabilities under the Companies Law of the Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

b)
Hong Kong

Hong Kong profits tax rate was 16.5% as of April 1, 2018 when the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$ 2 million and 16.5% for any assessable profits in excess. No Hong Kong profit tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2019, 2020 and 2021.

c)
United States

Connect US is incorporated in the U.S. and is a single member Limited Liability Company that is disregarded for US income tax purposes wholly owned by Connect SZ (before September 2018) and then Connect HK from a tax perspective. During the years ended December 31, 2019 and 2020, from a U.S. tax perspective, Connect HK is subject to US federal corporate income tax at a rate of 21% and state income tax in California at a rate of 8.84% to the extent of the income apportionable to Connect US. No provision for income taxes was made for the years ended December 31, 2019 and 2020. The provision for income taxes for the year ended December 31, 2021 was RMB 1.7 million.

d)
Australia

Connect AU is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%. Connect AU has no taxable income for all periods presented, therefore, no provision for income taxes has been provided.

e)
PRC

Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of respective PRC Group entities during the years ended December 31, 2019, 2020 and 2021 in accordance with relevant PRC enterprise income tax rules and regulations.

No provision for PRC corporate income tax has been made for the years ended December 31, 2019, 2020 and 2021 as the Group had no such taxable profit for the years then ended.

The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss from operations in the PRC	(73,741)	(85,788)	(233,382)
Loss from overseas entities	(94,884)	(693,437)	(1,071,745)
Loss before income tax	(168,625)	(779,225)	(1,305,127)
Tax expense at PRC enterprise income tax rate of 25%	(42,156)	(194,806)	(326,282)
Expenses not deductible for income tax purpose	799	3,185	13,663
Super deduction of research and development expenses (i)	(9,529)	(13,341)	(35,523)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	33,956	40,865	114,121
Effect of income tax in jurisdictions other than the PRC	16,930	164,097	235,718
Income tax expense	—	—	1,697

(i)
According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group's subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax-deductible research and development expenses in 2019, 2020 and 2021.

For the year ended December 31, 2021, the Group’s income tax expense of RMB 1.7 million is due primarily to income tax expense for Connect US, which is treated for income tax purposes as a service provider for Connect HK and earns service fee income on a cost-plus basis.

The Group did not recognize deferred income tax assets for the tax losses and deductible temporary differences that amounted to approximately RMB 284 million, RMB 582 million and RMB 1,327 million as of December 31, 2019, 2020 and 2021, respectively. The balance of research and development tax credits for Connect US as of December 31, 2021 is RMB 13.74 million, which can be carried forward against future tax liabilities.

As of December 31, 2019, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.